Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 - Organization and Description of Business

Nova LifeStyle, Inc. (“Nova LifeStyle” or the “Company”), formerly known as Stevens Resources, Inc., was incorporated in the State of Nevada on September 9, 2009.

Effective as of June 27, 2011, the company changed its name from Stevens Resources, Inc. to Nova LifeStyle, Inc. Concurrently with this action, Nova LifeStyle authorized a 5-for-1 forward split of its common stock effective June 27, 2011. Prior to the forward split, Nova LifeStyle had 2,596,000 shares of its common stock outstanding, and, after giving effect to the forward split, it had 12,980,000 shares of its common stock outstanding. The effect of the stock split has been retroactively restated in the periods presented.

On June 30, 2011, Nova LifeStyle entered into and consummated a series of agreements that resulted in the acquisition of all of the ordinary shares of Nova Furniture Limited (“Nova Furniture”), a corporation primarily engaged in investment in China and organized on April 29, 2003, under the laws of the British Virgin Islands (“BVI”). Pursuant to the terms of a Share Exchange Agreement and Plan of Reorganization dated June 30, 2011 (the “Share Exchange Agreement”), Nova LifeStyle issued 11,920,000 shares of its common stock to the four designee shareholders of Nova Furniture in exchange for their 10,000 ordinary shares of Nova Furniture, consisting of all of its issued and outstanding capital stock. Concurrently with the Share Exchange Agreement and as a condition thereof, Nova LifeStyle entered into an agreement with its former president and director, pursuant to which he returned 10,000,000 shares of Nova LifeStyle’s common stock to Nova LifeStyle for cancelation in exchange for an unsecured 90-day promissory note of $80,000 bearing interest at 0.46% per annum. The $80,000 was paid in full on August 30, 2011. Upon completion of the foregoing transactions, Nova LifeStyle had 14,900,000 shares of its common stock issued and outstanding.

For accounting purposes, the transaction described above was treated as a recapitalization of Nova Furniture because Nova Furniture’s shareholders own the majority of Nova LifeStyle’s outstanding common stock following the transaction and exercise significant influence over the operating and financial policies of the consolidated entity, and Nova LifeStyle was a non-operating shell prior to the acquisition. Pursuant to Securities and Exchange Commission (“SEC”) rules, the merger or acquisition of a private operating company into a non-operating public shell with nominal net assets is considered a capital transaction in substance, rather than a business combination. As a result, the accompanying consolidated financial statements have been retroactively restated to reflect the recapitalization.

The “Company” and “Nova” collectively refer to Nova LifeStyle, the U.S. parent, and its subsidiaries, Nova Furniture, Nova Furniture (Dongguan) Co., Ltd. (“Nova Dongguan”), Nova Furniture Macao Commercial Offshore Ltd. (“Nova Macao”), and Diamond Bar Outdoors, Inc. (“Diamond Bar”). Nova is engaged in development, manufacture and sale of furniture in China and worldwide. Nova Dongguan Chinese Style Furniture Museum (“Nova Museum”) is a non-profit organization engaged principally in the promotion and dissemination of the culture and history of furniture in China.

Note 1 – Organization and Description of Business

Nova LifeStyle, Inc. (“Nova LifeStyle”), formerly known as Stevens Resources, Inc., was incorporated in the State of Nevada on September 9, 2009.

Effective as of June 27, 2011, in anticipation of the Share Exchange Agreement and related transactions described below, the company changed its name from Stevens Resources, Inc. to Nova LifeStyle, Inc. through a merger with its wholly owned, non-operating subsidiary established solely to change its name pursuant to Nevada law. Concurrently with this action, Nova LifeStyle authorized a 5-for-1 forward split of its common stock effective June 27, 2011. Prior to the forward split, Nova LifeStyle had 2,596,000 shares of its common stock outstanding, and, after giving effect to the forward split, it had 12,980,000 shares of its common stock outstanding. The effect of the stock split has been retroactively restated in the periods presented.

On June 30, 2011, Nova LifeStyle entered into and consummated a series of agreements that resulted in the acquisition of all of the ordinary shares of Nova Furniture Limited (“Nova Furniture”), a corporation primarily engaged in investment in China and organized on April 29, 2003, under the laws of the British Virgin Islands (“BVI”). Pursuant to the terms of a Share Exchange Agreement and Plan of Reorganization dated June 30, 2011 (the “Share Exchange Agreement”), Nova LifeStyle issued 11,920,000 shares of its common stock to the four designee shareholders of Nova Furniture in exchange for their 10,000 ordinary shares of Nova Furniture, consisting of all of its issued and outstanding capital stock. Concurrently with the Share Exchange Agreement and as a condition thereof, Nova LifeStyle entered into an agreement with its former president and director, pursuant to which he returned 10,000,000 shares of Nova LifeStyle’s common stock to Nova LifeStyle for cancelation in exchange for an unsecured 90-day promissory note of $80,000 bearing interest at 0.46% per annum. The $80,000 was paid in full on August 30, 2011. Upon completion of the foregoing transactions, Nova LifeStyle had 14,900,000 shares of its common stock issued and outstanding.

For accounting purposes, the transaction described above was treated as a recapitalization of Nova Furniture because Nova Furniture’s shareholders own the majority of Nova LifeStyle’s outstanding common stock following the transaction and exercise significant influence over the operating and financial policies of the consolidated entity, and Nova LifeStyle was a non-operating shell prior to the acquisition. Pursuant to Securities and Exchange Commission (“SEC”) rules, the merger or acquisition of a private operating company into a non-operating public shell with nominal net assets is considered a capital transaction in substance, rather than a business combination. As a result, the accompanying consolidated financial statements have been retroactively restated to reflect the recapitalization.

On June 6, 2003, Nova Furniture formed Nova Furniture (Dongguan) Co., Ltd. (“Nova Dongguan”) as a wholly foreign owned enterprise incorporated in the Guangdong Province of the People’s Republic of China (“China” or the “PRC”) and primarily engaged in the development, manufacture and sale of furniture.

Effective March 8, 2005, the controlling shareholders of Nova Furniture formed Nova Furniture Holdings Limited (“Nova Holdings”) under the laws of the BVI and transferred all of their equity interests in Nova Furniture to Nova Holdings. This transaction was accounted for as a reorganization of entities under common control, with assets and liabilities transferred at their carrying amounts, and the financial statements are presented as if the reorganization had occurred retroactively.

On May 20, 2006, Nova Holdings formed Nova Furniture Macao Commercial Offshore Ltd. (“Nova Macao”) under the laws of Macao. Nova Macao mainly is engaged in furniture trading with products purchased and imported from Nova Dongguan.

On January 3, 2011, Nova Furniture issued an additional 11,917,616 shares (post-recapitalization shares) of its capital stock, of which 2,235,000 shares were issued to Nova Holdings and 9,682,616 shares were issued to St. Joyal, an unrelated U.S. company incorporated in the State of California and engaged in business development and investment activities. Following this issuance, Nova Holdings held 81.25% and St. Joyal held 18.75% of the equity interests in Nova Furniture. Pursuant to a shareholder agreement, St. Joyal is committed to pay $2.4 million by January 1, 2014, in exchange for its 18.75% equity interest in Nova Furniture. As of December 31, 2011, St. Joyal has paid $0.45 million to the Company and $1.95 million remains outstanding.

On January 14, 2011, Nova Holdings transferred its equity interest in Nova Macao to Nova Furniture. This transaction was accounted for as a reorganization of entities under common control, with assets and liabilities transferred at their carrying amounts, and the financial statements are presented as if the reorganization had occurred retroactively as of the beginning of the first period presented.

On March 17, 2011, Nova Dongguan incorporated Nova Dongguan Chinese Style Furniture Museum (“Nova Museum”) under the laws of the PRC and contributed capital of RMB 1 million ($152,177). Nova Dongguan made an additional capital contribution of RMB 1.13 million ($172,351) on March 29, 2011. Nova Museum is a non-profit organization engaged principally in the promotion and dissemination of the culture and history of furniture in China.

On August 31, 2011, Nova LifeStyle acquired all the outstanding capital stock of Diamond Bar Outdoors, Inc. (“Diamond Bar”), a U.S. company incorporated in the State of California, for $0.45 million paid in full at closing. Diamond Bar, doing business as Diamond Sofa, is engaged in the import, marketing and sale of furniture in the U.S. market. Prior to its acquisition by Nova LifeStyle, Diamond Bar was one of the Company’s customers, and upon completion of the foregoing transaction, Diamond Bar became a wholly owned subsidiary of the Company.

Concurrently with the acquisition of Diamond Bar, the Company entered into a trademark purchase and assignment agreement dated August 31, 2011, with St. Joyal for the assignment of all rights, title and interest in certain registered U.S. trademarks for $0.2 million paid in full at the closing. The trademarks are used in the business of Diamond Bar, which previously had licensed the right to use the trademarks from St. Joyal.

The “Company” and “Nova” collectively refer to Nova LifeStyle, the U.S. parent, and its subsidiaries, Nova Furniture, Nova Dongguan, Nova Museum, Nova Macao and Diamond Bar.